Employee Benefit And Equity Plans (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Issued and Outstanding Stock Options

A summary of the status of our issued and outstanding stock options as of June 30, 2013 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 6/30/13	Weighted-Average Exercise Price	Number Exercisable At 6/30/13	Weighted-Average Exercise Price
$5.04	46,041	$5.04	46,041	$5.04
$9.50	100,000	$9.50	100,000	$9.50
$9.99	169,833	$9.99	169,833	$9.99
$10.42	29,548	$10.42	29,548	$10.42
$11.87	3,500	$11.87	2,334	$11.87
$12.50	19,139	$12.50	12,759	$12.50
$13.01	18,526	$13.01	12,351	$13.01
$13.19	50,000	$13.19	0	$13.19
$19.92	5,000	$19.92	5,000	$19.92
$22.34	30,000	$22.34	30,000	$22.34
$23.28	4,000	$23.28	4,000	$23.28

	475,587	$11.00	411,866	$10.68

Percentage of Awards to Vest

The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1-3	100%
4-5	75%
6-8	50%
9-11	25%
12-14	0%

Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock

Average fair values were estimated on the date of each grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Expected Dividend Yield	0.0%	0.0%
Risk-Free Interest Rate	0.3%	0.3%
Expected Volatility – Rex Energy	33.6%	54.4%
Expected Volatility – Peer Group	31.4-59.3%	31.2%-58.6%
Market Index	36.3%	37.0%
Expected Life	Three Years	Three Years

Summary Of Nonvested Stock Activity

A summary of the restricted stock activity for the six months ended June 30, 2013 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Restricted stock awards, as of December 31, 2012	1,431,573	$12.45
Awards	383,384	$14.61
Forfeitures	(44,920)	$11.79
Vested	(158,219)	$11.66

Restricted stock awards, as of June 30, 2013	1,611,818	$13.06